Summary of Significant Accounting Policies (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Noncontrolling interests	$ 1.2		$ 44.2	$ 38.9
Allowance for doubtful accounts	3.2		4.1	3.8	4.2
Depreciation expense	87.4	88.2	119.6	118.7	144.3
Cost of shipping			$ 18.2	$ 23.4	$ 21.8